Cash and borrowings - Year end financial liabilities by contractual maturity (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Bank overdrafts and loans	$ 2	$ 305
Corporate bond	3,127	1,878
Trade and other payables	1,082	1,016
Private placement notes	709	1,143
Acquisition consideration	198	37
Current swaps/forward foreign exchange contracts - outflow	2,869	2,913
Current swaps/forward foreign exchange contracts - inflow	(2,898)	(2,912)
Total	5,089	4,380
Within one year or on demand
Disclosure of detailed information about borrowings [line items]
Bank overdrafts and loans	2	305
Corporate bond	98	53
Trade and other payables	1,082	1,016
Private placement notes	19	434
Acquisition consideration	28	11
Current swaps/forward foreign exchange contracts - outflow	2,869	2,913
Current swaps/forward foreign exchange contracts - inflow	(2,898)	(2,912)
Total	1,200	1,820
Between one and two years
Disclosure of detailed information about borrowings [line items]
Corporate bond	95	53
Private placement notes	92	19
Acquisition consideration	5	9
Total	192	81
Between two and five years
Disclosure of detailed information about borrowings [line items]
Corporate bond	1,109	158
Private placement notes	335	317
Acquisition consideration	165	2
Total	1,609	477
After five years
Disclosure of detailed information about borrowings [line items]
Corporate bond	1,825	1,614
Private placement notes	263	373
Acquisition consideration		15
Total	$ 2,088	$ 2,002